UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     February 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $2,180,864 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS TIPS BD  464287176    19917   170682 SH       SOLE                   170682        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    59572  1570155 SH       SOLE                  1570155        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440   104082   985907 SH       SOLE                   985907        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   200427  4046581 SH       SOLE                  4046581        0        0
ISHARES TR                     RUSSELL 1000     464287622   237914  3429632 SH       SOLE                  3429632        0        0
ISHARES TR                     RUSSELL 2000     464287655    75288  1020858 SH       SOLE                  1020858        0        0
ISHARES TR                     AGENCY BD FD     464288166     1307    11574 SH       SOLE                    11574        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    39620  1139808 SH       SOLE                  1139808        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   295490  2734249 SH       SOLE                  2734249        0        0
ISHARES TR                     BARCLYS CR BD    464288620   208538  1913896 SH       SOLE                  1913896        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     6286    51505 SH       SOLE                    51505        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    25341   567552 SH       SOLE                   567552        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    31116  1077414 SH       SOLE                  1077414        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    40800  1428065 SH       SOLE                  1428065        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    16756   898420 SH       SOLE                   898420        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   169274  5670825 SH       SOLE                  5670825        0        0
SCHWAB STRATEGIC TR            US LCAP GR ETF   808524300      322    10862 SH       SOLE                    10862        0        0
SCHWAB STRATEGIC TR            US LCAP VA ETF   808524409      234     8222 SH       SOLE                     8222        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    52957  1612568 SH       SOLE                  1612568        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    40812  1784537 SH       SOLE                  1784537        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   140278  5987090 SH       SOLE                  5987090        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    41721  1549826 SH       SOLE                  1549826        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     4614    86220 SH       SOLE                    86220        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    17184   308945 SH       SOLE                   308945        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    28472  1217813 SH       SOLE                  1217813        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20284   133457 SH       SOLE                   133457        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    74749  1944069 SH       SOLE                  1944069        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    29036  1192929 SH       SOLE                  1192929        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    39814   676761 SH       SOLE                   676761        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    87311  1355756 SH       SOLE                  1355756        0        0
VANGUARD ADMIRAL FDS INC       SMLLCP 600 IDX   921932828      205     3325 SH       SOLE                     3325        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      624     8955 SH       SOLE                     8955        0        0
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718     3271    42171 SH       SOLE                    42171        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    67248  1293233 SH       SOLE                  1293233        0        0
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